Risk management - Asset class category average threshold investment grade (Details)	Jun. 30, 2022	Dec. 31, 2021
Mortgages [member] | Grades 1-10 Investment grade [Member]
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	2.7	2.7
Mortgages [member] | Grades 11-17 Non-investment grade [member]
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	2.3	2.2
Consumer Lending [Member] | Grades 1-10 Investment grade [Member]
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	3.4	2.8
Consumer Lending [Member] | Grades 11-17 Non-investment grade [member]
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	1.8	1.7
Business Lending [Member] | Grades 1-10 Investment grade [Member]
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	3.4	4.0
Business Lending [Member] | Grades 11-17 Non-investment grade [member]
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	2.2	2.2
Government And Financial Institutions [Member] | Grades 1-10 Investment grade [Member]
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	7.7	7.9
Government And Financial Institutions [Member] | Grades 11-17 Non-investment grade [member]
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	2.2	2.2
Other Wholesale Banking [Member] | Grades 1-10 Investment grade [Member]
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	4.3	4.5
Other Wholesale Banking [Member] | Grades 11-17 Non-investment grade [member]
Disclosure Of Financial Assets [Line Items]
Average threshold ratio	1.9	2.0